LONG-TERM INVESTMENT (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jan. 22, 2021
Restructuring Cost and Reserve [Line Items]
Investment percentage	1.00%	1.00%
Debt Instrument, Term	7 years	7 years
Rohuma, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Investment acquired in acquisition			$ 1,440